Contract balances (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Contract balances and Other liabilities Explanatory [Abstract]
Disclosure of detailed information about receivables contract assets and contract liabilities from the contracts with the customers [text block]
The following table provides information about receivables, contract assets and contract liabilities from the contracts with the customers

Particulars	March 2021		March 2020
Trade Receivables		8,520,118		9,631,400
Contract Assets – Unbilled Revenue		7,516		16,113
Contract liabilities – Deferred Income
Current contract liabilities	1,377,624		1,472,898
Non-current contract liabilities	929,590		981,767
Total Contract liabilities – Deferred Income		2,307,213		2,454,664

Disclosure of detailed information about movement in contract assets [text block]
The following table provides the movement in contract assets (unbilled revenue) for the year ended March 31, 2021

Particulars	₹.
Balance as of April 1, 2020	16,113
Add: Revenue recognized during the yea r	26,837
Less: Invoiced during the year	(34,938)
Add: Translation gain or (loss)	(496)
Balance as of March 31, 2021	7,516

Disclosure of detailed information about movement in contract liabilities [text block]
The following table provides the movement in contract liabilities (Deferred Income) for the year ended March 31, 2021

Particulars	₹.
Balance as of April 1, 2020	2,454,664
Less: Revenue recognized during the period	(18,200,933)
Add: Invoiced during the period but revenue not recognized	18,055,379
Add: Translation gain or (loss)	(1,897)
Balance as of March 31, 2021	2,307,213